Condensed Shinhan Financial Group (Parent Company only) Statement of Financial Position (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Dec. 31, 2020
Investment (at equity) in subsidiaries:
Financial assets at FVTPL		₩ 71,216,564	₩ 61,508,281	₩ 68,161,348
Other assets
Other		29,925,844	25,071,114	25,480,156
Total assets		691,795,333	664,433,230	641,864,522
Liabilities
Borrowings		56,901,352	49,279,175	43,167,065
Bonds issued		81,561,725	77,288,783	80,149,363
Accrued expenses & other liabilities		48,722,340	33,336,475	31,044,194
Total liabilities		635,473,468	611,009,672	591,648,572
Equity
Total equity		56,321,865	53,423,558	50,215,950	₩ 49,538,422	₩ 46,356,858
Total liabilities and equity		691,795,333	664,433,230	₩ 641,864,522
Parent Company only
Deposits
Banking subsidiaries		22	2,187
Other		0	0
Receivables from subsidiaries:
Non-banking subsidiaries		4,051,004	4,009,467
Investment (at equity) in subsidiaries:
Banking subsidiaries		13,797,222	13,797,222
Non-banking subsidiaries		16,925,865	16,933,142
Financial assets at FVTPL		1,985,760	1,778,475
Property, equipment and intangible assets, net		15,331	11,411
Other assets
Banking subsidiaries		187,118	483,688
Non-banking subsidiaries		219,118	384,443
Other		108,114	56,279
Total assets	[1],[2]	37,289,554	37,456,314
Liabilities
Borrowings		223,722	20,000
Bonds issued		10,389,276	9,815,457
Accrued expenses & other liabilities		577,415	944,308
Total liabilities	[1],[2]	11,190,413	10,779,765
Equity
Total equity	[1],[2]	26,099,141	26,676,549
Total liabilities and equity		₩ 37,289,554	₩ 37,456,314

[1]	The consolidated financial statements of the consolidated subsidiaries are based on consolidated financial statements, if applicable.
[2]	Trusts, beneficiary certificates, securitization special limited liability companies, associates and private equity investment specialists that are not actually operating their own business are excluded.